Share Capital (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
As at 31 December	¥ 10,823,814	¥ 10,823,814
Ordinary A shares listed in PRC [member]
Disclosure of classes of share capital [line items]
As at 31 December	7,328,814	7,328,814
Foreign invested H shares listed overseas [member]
Disclosure of classes of share capital [line items]
As at 31 December	3,495,000	3,495,000
Total [member]
Disclosure of classes of share capital [line items]
As at 31 December	¥ 10,823,814	¥ 10,823,814